Schedule of Supplemental Disclosures With Respect to Cash Flows (CAD)	12 Months Ended		120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest
Cash paid during the period for income taxes